NON-CONTROLLING INTERESTS - Continuity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Capital contributions	$ 65,000,000	$ 438,000,000	$ 294,000,000
Return of capital		(82,000,000)
Disposals	(181,000,000)
Total
Disclosure of subsidiaries [line items]
Beginning Balance	10,290,000,000
Net income (loss)	(23,000,000)	(92,000,000)	36,000,000
Ending Balance	10,297,000,000	10,290,000,000
Total | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	10,290,000,000	10,258,000,000	9,666,000,000
Net income (loss)	(23,000,000)	(92,000,000)	36,000,000
Other comprehensive income	601,000,000	1,382,000,000	912,000,000
Capital contributions	65,000,000	336,000,000	294,000,000
Dividends declared and return of capital	(655,000,000)	(513,000,000)	(673,000,000)
Return of capital	(82,000,000)
Special distribution/TerraForm Power acquisition	(1,026,000,000)
Disposals	181,000,000
Other	200,000,000	27,000,000	23,000,000
Ending Balance	10,297,000,000	10,290,000,000	10,258,000,000
Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Beginning Balance	1,002,000,000
Net income (loss)	5,000,000	(13,000,000)	0
Ending Balance	685,000,000	1,002,000,000
Brookfield Americas Infrastructure Fund | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	1,002,000,000	922,000,000	900,000,000
Net income (loss)	5,000,000	(13,000,000)	0
Other comprehensive income	(122,000,000)	100,000,000	46,000,000
Capital contributions	0	0	0
Dividends declared and return of capital	(18,000,000)	(8,000,000)	(24,000,000)
Return of capital	0
Special distribution/TerraForm Power acquisition	0
Disposals	181,000,000
Other	0	1,000,000	0
Ending Balance	$ 686,000,000	1,002,000,000	922,000,000
Brookfield Americas Infrastructure Fund | Bottom of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties	75.00%
Brookfield Americas Infrastructure Fund | Top of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties	78.00%
Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Beginning Balance	$ 1,902,000,000
Net income (loss)	(32,000,000)	(17,000,000)	0
Ending Balance	2,251,000,000	1,902,000,000
Brookfield Infrastructure Fund II | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	1,902,000,000	1,756,000,000	1,695,000,000
Net income (loss)	(32,000,000)	(17,000,000)	0
Other comprehensive income	411,000,000	189,000,000	114,000,000
Capital contributions	1,000,000	4,000,000	2,000,000
Dividends declared and return of capital	(31,000,000)	(29,000,000)	(57,000,000)
Return of capital	0
Special distribution/TerraForm Power acquisition	0
Disposals	0
Other	0	(1,000,000)	2,000,000
Ending Balance	$ 2,251,000,000	1,902,000,000	1,756,000,000
Brookfield Infrastructure Fund II | Bottom of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties	43.00%
Brookfield Infrastructure Fund II | Top of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties	60.00%
Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Beginning Balance	$ 1,003,000,000
Net income (loss)	(2,000,000)	(8,000,000)	1,000,000
Ending Balance	1,226,000,000	1,003,000,000
Brookfield Infrastructure Fund III | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	3,082,000,000	2,834,000,000	2,667,000,000
Net income (loss)	(20,000,000)	(64,000,000)	0
Other comprehensive income	187,000,000	528,000,000	324,000,000
Capital contributions	0	0	0
Dividends declared and return of capital	(220,000,000)	(139,000,000)	(180,000,000)
Return of capital	(41,000,000)
Special distribution/TerraForm Power acquisition	0
Disposals	0
Other	157,000,000	(36,000,000)	23,000,000
Ending Balance	$ 3,186,000,000	3,082,000,000	2,834,000,000
Brookfield Infrastructure Fund III | Bottom of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties	23.00%
Brookfield Infrastructure Fund III | Top of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties	71.00%
Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Beginning Balance	$ 74,000,000
Net income (loss)	(3,000,000)	1,000,000	0
Ending Balance	261,000,000	74,000,000
Brookfield Infrastructure Fund IV | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	74,000,000	0	0
Net income (loss)	(3,000,000)	1,000,000	0
Other comprehensive income	137,000,000	2,000,000	0
Capital contributions	64,000,000	71,000,000	0
Dividends declared and return of capital	(11,000,000)	0	0
Return of capital	0
Special distribution/TerraForm Power acquisition	0
Disposals	0
Other	0	0	0
Ending Balance	$ 261,000,000	74,000,000	0
Interests held by third parties	75.00%
Isagen institutional investors | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	$ 2,650,000,000	2,375,000,000	2,212,000,000
Net income (loss)	113,000,000	130,000,000	154,000,000
Other comprehensive income	(107,000,000)	325,000,000	266,000,000
Capital contributions	0	0	0
Dividends declared and return of capital	(214,000,000)	(180,000,000)	(259,000,000)
Return of capital	0
Special distribution/TerraForm Power acquisition	0
Disposals	0
Other	0	0	2,000,000
Ending Balance	$ 2,442,000,000	2,650,000,000	2,375,000,000
Interests held by third parties	52.60%
Isagen public non-controlling interests | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	$ 14,000,000	13,000,000	15,000,000
Net income (loss)	1,000,000	0	1,000,000
Other comprehensive income	0	2,000,000	2,000,000
Capital contributions	0	0	(2,000,000)
Dividends declared and return of capital	(2,000,000)	0	(1,000,000)
Return of capital	0
Special distribution/TerraForm Power acquisition	0
Disposals	0
Other	0	(1,000,000)	(2,000,000)
Ending Balance	$ 13,000,000	14,000,000	13,000,000
Interests held by third parties	0.30%
The Catalyst Group
Disclosure of subsidiaries [line items]
Beginning Balance	$ 97,000,000
Net income (loss)	16,000,000	16,000,000	17,000,000
Ending Balance	132,000,000	97,000,000
The Catalyst Group | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	97,000,000	89,000,000	124,000,000
Net income (loss)	16,000,000	16,000,000	17,000,000
Other comprehensive income	28,000,000	27,000,000	(41,000,000)
Capital contributions	0	0	0
Dividends declared and return of capital	(9,000,000)	(35,000,000)	(11,000,000)
Return of capital	0
Special distribution/TerraForm Power acquisition	0
Disposals	0
Other	0	0	0
Ending Balance	$ 132,000,000	97,000,000	89,000,000
Interests held by third parties	25.00%
TerraForm Power
Disclosure of subsidiaries [line items]
Beginning Balance	$ 2,395,000,000
Net income (loss)	(175,000,000)	(268,000,000)	(205,000,000)
Ending Balance	$ 2,197,000,000	2,395,000,000
Interests held by third parties	35.50%
TerraForm Power | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	$ 961,000,000	2,129,000,000	1,895,000,000
Net income (loss)	(67,000,000)	(142,000,000)	(135,000,000)
Other comprehensive income	(6,000,000)	176,000,000	200,000,000
Capital contributions	0	0	292,000,000
Dividends declared and return of capital	(105,000,000)	(86,000,000)	(121,000,000)
Return of capital	(41,000,000)
Special distribution/TerraForm Power acquisition	(1,026,000,000)
Disposals	0
Other	70,000,000	(49,000,000)	(2,000,000)
Ending Balance	$ 853,000,000	961,000,000	2,129,000,000
Interests held by third parties	33.00%
Other
Disclosure of subsidiaries [line items]
Beginning Balance	$ 23,000,000
Net income (loss)	6,000,000	2,000,000	3,000,000
Ending Balance	52,000,000	23,000,000
Other | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	508,000,000	140,000,000	158,000,000
Net income (loss)	(36,000,000)	(3,000,000)	(1,000,000)
Other comprehensive income	73,000,000	33,000,000	1,000,000
Capital contributions	0	261,000,000	2,000,000
Dividends declared and return of capital	(45,000,000)	(36,000,000)	(20,000,000)
Return of capital	0
Special distribution/TerraForm Power acquisition	0
Disposals	0
Other	(27,000,000)	113,000,000	0
Ending Balance	$ 473,000,000	$ 508,000,000	$ 140,000,000
Other | Bottom of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties	0.30%
Other | Top of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties	30.00%